Investment Income	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Investment Income	Investment Income
Investment income consists of the following:

	For the years ended December 31,
	2024	2025	2025
	HK$	HK$	US$
Investment gain (losses), net
Option premium income	-	4,407,000	566,212
Realized gain on disposal of digital assets	-	873,409	112,216
Investment income from stable coins and digital assets	-	1,680,869	215,958
Change in fair value of derivative liabilities	-	(2,795,520)	(359,169)
Change in fair value of stable coins, digital assets and digital assets – restricted	-	121,190,685	15,570,604
Others	-	(1,383,004)	(177,689)
Total investment gain (losses), net	-	123,973,439	15,928,132